Financial Risk Management - Summary of Effect of Interest Rates (Detail) - Floating interest rate [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
100 bp decrease	€ 1,965	€ 2,027	€ 1,951
100 bp increase	€ (1,965)	€ (2,027)	€ (1,951)